CONVERTIBLE NOTES PAYABLE (Narrative) (Details)	12 Months Ended
Mar. 31, 2017 USD ($) shares
Convertible Notes Payable 1	$ 360,000
Convertible Notes Payable 2	50,000
Convertible Notes Payable 3	310,000
Convertible Notes Payable 4	260,000
Convertible Notes Payable 5	50,000
Convertible Notes Payable 6	260,000
Convertible Notes Payable 7	$ 310,000
Convertible Notes Payable 8 | shares	88,563
Convertible Notes Payable 9 | shares	551,246